Income Taxes and Deferred Taxes - Schedule of Unrecorded Tax Losses Carry Forwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	$ 422,068	$ 392,518
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards		12,828
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	17,372	17,993
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	30,603	31,696
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	62,631	64,869
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	72,763	75,364
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	105,879	109,663
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	77,340	$ 80,105
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total unrecorded tax losses carry forwards	$ 55,480